Carrying Value of The Subordinated Term Loan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Principal amount of loan	$ 8,500	$ 8,500
Less: unamortized debt discount	(622)	(635)
Notes and Loans Payable	$ 7,878	$ 7,865